Long-Term Borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Jul. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Long-Term Borrowings (Details) [Line Items]
Due date				July 2022
Commercial Bank Loan [Member]
Long-Term Borrowings (Details) [Line Items]
Loan agreement				¥ 9,800
Interest rate				7.92%
Dongyi Yuanda [Member]
Long-Term Borrowings (Details) [Line Items]
Loan from bank		¥ 12,000
Annual interest rate		7.03%
Annual interest rate changed				5.00%
Loan repaid	¥ 1,000				¥ 8,000
Balance of the loan			¥ 3,000
Loan Agreement With Third Party One [Member]
Long-Term Borrowings (Details) [Line Items]
Loan repaid			3,618	¥ 2,890
Third party loan				¥ 7,950
Interest rate				12.24%
Balance of the loan			¥ 1,442
Mature date			May 2022 to June 2022
Loan Agreements With Third Party Two [Member]
Long-Term Borrowings (Details) [Line Items]
Loan repaid			¥ 249
Third party loan	¥ 1,790
Interest rate	12.24%
Mature date			July 2023 to November 2023
Loan term	2 years
Long-term borrowings			¥ 646
Loan Agreements With Third Party Two [Member] | Maximum [Member]
Long-Term Borrowings (Details) [Line Items]
Balance of the loan			1,541
Loan Agreements With Third Party Two [Member] | Minimum [Member]
Long-Term Borrowings (Details) [Line Items]
Balance of the loan			¥ 895